Performance Management	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to July 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to July 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	8.99%
Lowest Quarterly Return (Q2, 2022)	-7.05%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Jul ETF	One Year	Five Years	Since Inception 6/30/2020
Return Before Taxes	13.56%	10.93%	11.99%
Return After Taxes on Distributions	13.56%	10.93%	11.76%
Return After Taxes on Distributions and Sale of Fund Shares	8.03%	8.71%	9.52%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	15.48%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Jul ETF | AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	8.99%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(7.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to July 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to July 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.78%
Lowest Quarterly Return (Q2, 2022)	-3.42%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Jul ETF	One Year	Five Years	Since Inception 6/30/2020
Return Before Taxes	11.39%	8.57%	8.91%
Return After Taxes on Distributions	11.39%	8.57%	8.78%
Return After Taxes on Distributions and Sale of Fund Shares	6.74%	6.77%	7.02%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	15.48%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Jul ETF | AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.78%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(3.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to January 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to January 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	8.07%
Lowest Quarterly Return (Q2, 2022)	-9.73%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	One Year	Since Inception 12/31/2021
Return Before Taxes	12.52%	8.19%
Return After Taxes on Distributions	12.52%	8.19%
Return After Taxes on Distributions and Sale of Fund Shares	7.41%	6.41%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	9.47%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	8.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(9.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.54%
Lowest Quarterly Return (Q1, 2025)	-2.33%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	One Year	Since Inception 1/31/2024
Return Before Taxes	11.20%	13.79%
Return After Taxes on Distributions	11.20%	13.79%
Return After Taxes on Distributions and Sale of Fund Shares	6.63%	10.65%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	19.77%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.54%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.33%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM International Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be available on the Fund’s website at www.AllianzIMetfs.com and will provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	8.01%
Lowest Quarterly Return (Q1, 2025)	-3.96%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	One Year	Since Inception 6/28/2024
Return Before Taxes	11.81%	11.98%
Return After Taxes on Distributions	11.81%	11.98%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	9.19%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	16.15%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	8.01%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(3.96%)
Lowest Quarterly Return, Date	Mar. 31, 2025